Vessel Revenue (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 USD ($) item
Vessel revenue
Number of vessels earned revenue through long-term time-charter contracts | item	5	5
Vessel revenue	$ 298,241	$ 241,219
Pool revenue
Vessel revenue
Vessel revenue	272,436	217,449
Time charter revenue
Vessel revenue
Vessel revenue	18,558	18,476
Voyage revenue (spot market)
Vessel revenue
Vessel revenue	$ 7,247	$ 5,294